Leases (Tables)	12 Months Ended
Dec. 31, 2022
Leases [Abstract]
Schedule of Lease Cost	The components of lease expense were as follows:

	Year Ended December 31,
Lease Cost	2022	2021	2020
Operating lease cost	$10	$11	12
Finance lease cost:
Amortization of right-of-use assets	1	1	2
Interest on lease liabilities	—	—	1
Short-term lease cost	—	—	1
Cash paid for amounts included in the present value of operating lease liabilities were as follows:

	Year Ended December 31,
Cash Flow Information	2022	2021	2020
Operating cash flows from operating leases	$10	$11	11
Operating cash flows from finance leases	—	—	1
Financing cash flows from finance leases	1	1	1

Summary of Supplemental Balance Sheet Information
Supplemental balance sheet information related to leases was as follows:

	As of December 31,
Leases	2022	2021
Assets
Operating Lease Right-of-Use Assets (1)	$56	$30

Finance Lease Right-of-Use Assets, at cost	$14	$15
Accumulated Depreciation	(9)	(8)
Finance Lease Right-of-Use Assets, net	$5	$7

Liabilities
Operating Lease Obligation
Current	$5	$6
Non-Current	53	28
Total Operating Lease Liabilities (2)	$58	$34

Finance Lease Obligation
Current	$1	$1
Non-Current	6	7
Total Finance Lease Liabilities	$7	$8
(1) Operating lease right-of-use assets include assets of $39 million related to assets held for sale.
(2) Operating lease liabilities include liabilities of $40 million related to assets held for sale.

	As of December 31,
Lease Term and Discount Rate	2022	2021
Weighted average remaining lease term (years)
Operating leases	14.8	16.0
Finance leases	3.3	4.2
Weighted average discount rate
Operating leases	9.5%	7.1%
Financing leases	5.2%	5.2%

Summary of Operating Lease Liability Maturities	Maturities of lease liabilities as of December 31, 2022 were as follows:

Year ending December 31,	Operating Leases	Finance Leases	Total
2023	$11	$2	$13
2024	9	1	10
2025	8	1	9
2026	8	1	9
2027	7	1	8
After 2028	71	2	73
Total lease payments	114	8	122
Less: Interest	56	1	57
Present value of lease liabilities (1)	$58	$7	$65
(1) Operating lease liabilities include liabilities of $40 million related to assets held for sale.
Summary of Finance Lease Liability Maturities	Maturities of lease liabilities as of December 31, 2022 were as follows:

Year ending December 31,	Operating Leases	Finance Leases	Total
2023	$11	$2	$13
2024	9	1	10
2025	8	1	9
2026	8	1	9
2027	7	1	8
After 2028	71	2	73
Total lease payments	114	8	122
Less: Interest	56	1	57
Present value of lease liabilities (1)	$58	$7	$65
(1) Operating lease liabilities include liabilities of $40 million related to assets held for sale.